Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 129,750	$ 129,750
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	131,795	135,963
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	32,889	47,945
Level 2 | Carrying Amount | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	29,231	30,000
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	30,783	47,010
Level 2 | Fair Value | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 24,329	$ 29,756